--------------------------------------------------------------------------------
                                                                       FEDERATED
--------------------------------------------------------------------------------
                                                                      AGGRESSIVE
--------------------------------------------------------------------------------
                                                                          GROWTH
--------------------------------------------------------------------------------
                                                                            FUND
--------------------------------------------------------------------------------
                                                         CLASS A, B AND C SHARES


                                                          SEMI-ANNUAL REPORT AND
                                                        SUPPLEMENT TO PROSPECTUS
                                                         DATED NOVEMBER 15, 1996


                                                                    MAY 30, 1997


[LOGO]   FEDERATED INVESTORS

                                                        ------------------------
         Federated Securities Corp., Distributor
                                                        ------------------------
         Cusip 314172875
         Cusip 314172867                                ------------------------
         Cusip 314172859        [LOGO] RECYCLE
         G02072-01 (5/97)                               ------------------------


FEDERATED AGGRESSIVE GROWTH FUND
(A PORTFOLIO OF FEDERATED EQUITY FUNDS)
CLASS A, B AND C SHARES
SEMI-ANNUAL REPORT AND SUPPLEMENT TO THE PROSPECTUS DATED NOVEMBER 15, 1996

A. Please insert the following "Financial Highlights" tables as pages 4, 5 and 6 of the Prospectus. In addition, please add the heading "Financial Highlights" to the Table of Contents page.


FINANCIAL HIGHLIGHTS--CLASS A SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                                         PERIOD ENDED
                                                                                          (UNAUDITED)
                                                                                       APRIL 30, 1997(A)
                                                                                      -------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                        $ 10.00
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------
  Net investment income                                                                       (0.03)
-----------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                                      (0.76)
-----------------------------------------------------------------------------------    ------------
  Total from investment operations                                                            (0.79)
-----------------------------------------------------------------------------------    ------------
LESS DISTRIBUTIONS
-----------------------------------------------------------------------------------
  Distributions from net investment income                                                    (0.01)
-----------------------------------------------------------------------------------    ------------
NET ASSET VALUE, END OF PERIOD                                                              $  9.20
-----------------------------------------------------------------------------------    ------------
TOTAL RETURN (B)                                                                              (7.93%)
-----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------------------------------------------
  Expenses                                                                                     1.71%*
-----------------------------------------------------------------------------------
  Net investment income                                                                       (0.39%)*
-----------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                            16.62%*
-----------------------------------------------------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                                      $933
-----------------------------------------------------------------------------------
  Average commission rate paid (d)                                                          $0.0402
-----------------------------------------------------------------------------------
  Portfolio turnover                                                                             67%
-----------------------------------------------------------------------------------


  * Computed on an annualized basis.

(a) Reflects operations for the period from November 25, 1996 (date of initial public investment) to April 30, 1997

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)


FEDERATED AGGRESSIVE GROWTH FUND
FINANCIAL HIGHLIGHTS--CLASS B SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                               PERIOD ENDED
                                                                                (UNAUDITED)
                                                                             APRIL 30, 1997(A)
                                                                            -------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                              $ 10.00
-------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------
  Net investment income                                                             (0.04)
-------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                            (0.76)
-------------------------------------------------------------------------    ------------
  Total from investment operations                                                  (0.80)
-------------------------------------------------------------------------    ------------
LESS DISTRIBUTIONS
-------------------------------------------------------------------------
  Distributions from net investment income                                           0.00(b)
-------------------------------------------------------------------------    ------------
NET ASSET VALUE, END OF PERIOD                                                    $  9.20
-------------------------------------------------------------------------    ------------
TOTAL RETURN (C)                                                                    (7.96%)
-------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------------------------
  Expenses                                                                           2.55%*
-------------------------------------------------------------------------
  Net investment income                                                             (1.59%)*
-------------------------------------------------------------------------
  Expense waiver/reimbursement (d)                                                  17.04%*
-------------------------------------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                         $ 1,930
-------------------------------------------------------------------------
  Average commission rate paid (e)                                                $0.0402
-------------------------------------------------------------------------
  Portfolio turnover                                                                   67%
-------------------------------------------------------------------------

  * Computed on an annualized basis.

(a) Reflects operations for the period from November 25, 1996 (date of initial public investment) to April 30, 1997

(b) Less than one cent per share.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(e) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)


FEDERATED AGGRESSIVE GROWTH FUND
FINANCIAL HIGHLIGHTS--CLASS C SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                               PERIOD ENDED
                                                                                (UNAUDITED)
                                                                             APRIL 30, 1997(A)
                                                                            -------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                              $ 10.00
-------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------
  Net investment income                                                             (0.06)
-------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                            (0.78)
-------------------------------------------------------------------------    ------------
  Total from investment operations                                                  (0.84)
-------------------------------------------------------------------------    ------------
LESS DISTRIBUTIONS
-------------------------------------------------------------------------
  Distributions from net investment income                                           0.00(b)
-------------------------------------------------------------------------    ------------
NET ASSET VALUE, END OF PERIOD                                                    $  9.16
-------------------------------------------------------------------------    ------------
TOTAL RETURN (C)                                                                    (8.37%)
-------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------------------------
  Expenses                                                                           2.59%*
-------------------------------------------------------------------------
  Net investment income                                                             (1.59%)*
-------------------------------------------------------------------------
  Expense waiver/reimbursement (d)                                                  17.90%*
-------------------------------------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                            $136
-------------------------------------------------------------------------
  Average commission rate paid (e)                                                $0.0402
-------------------------------------------------------------------------
  Portfolio turnover                                                                   67%
-------------------------------------------------------------------------


  * Computed on an annualized basis.

(a) Reflects operations for the period from November 25, 1996 (date of initial public investment) to April 30, 1997

(b) Less than one cent per share.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(e) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)


B. Please insert the following financial statements after the section entitled "Performance Information" on page 29 of the Prospectus. In addition, please add the heading "Financial Statements" to the Table of Contents page after the heading "Performance Information."


FEDERATED AGGRESSIVE GROWTH FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

 SHARES                                                                                  VALUE
--------        --------------------------------------------------------------------   ----------
COMMON STOCKS--95.8%
------------------------------------------------------------------------------------
                BASIC INDUSTRY--4.4%
                --------------------------------------------------------------------
     400        Avery Dennison Corp.                                                   $   14,700
                --------------------------------------------------------------------
     400   (a)  Cytec Industries, Inc.                                                     15,050
                --------------------------------------------------------------------
     500        Dekalb Genetics Corp., Class B                                             31,500
                --------------------------------------------------------------------
     800   (a)  Fibreboard Corp.                                                           29,400
                --------------------------------------------------------------------
     500        Fuller (H.B.) Co.                                                          26,813
                --------------------------------------------------------------------
   1,600        Methanex Corp.                                                             14,800
                --------------------------------------------------------------------   ----------
                Total                                                                     132,263
                --------------------------------------------------------------------   ----------
                CONSUMER DURABLES--3.4%
                --------------------------------------------------------------------
   1,800   (a)  Equity Marketing, Inc.                                                     31,500
                --------------------------------------------------------------------
     600        Ethan Allen Interiors, Inc.                                                26,550
                --------------------------------------------------------------------
   1,400        Excel Industries, Inc.                                                     24,850
                --------------------------------------------------------------------
   1,200   (a)  Furniture Brands International, Inc.                                       17,700
                --------------------------------------------------------------------   ----------
                Total                                                                     100,600
                --------------------------------------------------------------------   ----------
                CONSUMER NON-DURABLES--7.2%
                --------------------------------------------------------------------
     700   (a)  Blyth Industries, Inc.                                                     27,650
                --------------------------------------------------------------------
   1,000        Church and Dwight, Inc.                                                    25,500
                --------------------------------------------------------------------
     500   (a)  Fruit of the Loom, Inc., Class A                                           18,000
                --------------------------------------------------------------------
     400        Gucci Group NV, ADR                                                        27,750
                --------------------------------------------------------------------
     400        Kimberly-Clark Corp.                                                       20,500
                --------------------------------------------------------------------
     400        Liz Claiborne, Inc.                                                        18,100
                --------------------------------------------------------------------
   1,000   (a)  Nautica Enterprise, Inc.                                                   22,125
                --------------------------------------------------------------------


FEDERATED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

 SHARES                                                                                  VALUE
--------        --------------------------------------------------------------------   ----------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------
                CONSUMER NON-DURABLES--CONTINUED
                --------------------------------------------------------------------
     500        Nike, Inc., Class B                                                    $   28,125
                --------------------------------------------------------------------
   2,000   (a)  North Face, Inc.                                                           28,250
                --------------------------------------------------------------------   ----------
                Total                                                                     216,000
                --------------------------------------------------------------------   ----------
                ENERGY MINERALS--2.5%
                --------------------------------------------------------------------
     400        Camco International, Inc.                                                  17,750
                --------------------------------------------------------------------
     300   (a)  Energy Ventures, Inc.                                                      20,063
                --------------------------------------------------------------------
     900   (a)  Marine Drilling Cos., Inc.                                                 14,175
                --------------------------------------------------------------------
     500   (a)  Reading & Bates Corp.                                                      11,188
                --------------------------------------------------------------------
     300   (a)  Seacor Holdings, Inc.                                                      12,900
                --------------------------------------------------------------------   ----------
                Total                                                                      76,076
                --------------------------------------------------------------------   ----------
                FINANCE--14.4%
                --------------------------------------------------------------------
   1,850        Aames Financial Corp                                                       28,444
                --------------------------------------------------------------------
     900        Ahmanson (H.F.) & Co.                                                      34,313
                --------------------------------------------------------------------
     900   (a)  Americredit Corp.                                                          12,938
                --------------------------------------------------------------------
     300        Amsouth Bancorporation                                                     15,825
                --------------------------------------------------------------------
     400        Astoria Financial Corp.                                                    15,650
                --------------------------------------------------------------------
     600        Conseco, Inc.                                                              24,825
                --------------------------------------------------------------------
     600        Deposit Guaranty Corp.                                                     18,375
                --------------------------------------------------------------------
     600        Executive Risk, Inc.                                                       27,150
                --------------------------------------------------------------------
   1,200   (a)  FIRSTPLUS Financial Group, Inc.                                            26,550
                --------------------------------------------------------------------
     600        Federal Realty Investment Trust                                            15,450
                --------------------------------------------------------------------
     600        First Industrial Realty Trust                                              17,700
                --------------------------------------------------------------------
     600        General Growth Properties, Inc.                                            19,125
                --------------------------------------------------------------------
   1,000   (a)  Golf Trust of America, Inc.                                                25,500
                --------------------------------------------------------------------
     300        Greenpoint Financial Corp.                                                 16,613
                --------------------------------------------------------------------
     600        JDN Realty Corp.                                                           16,800
                --------------------------------------------------------------------
   1,100   (a)  Kilroy Realty Corp.                                                        25,850
                --------------------------------------------------------------------
     600        Money Stores, Inc.                                                         12,975
                --------------------------------------------------------------------


FEDERATED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

 SHARES                                                                                  VALUE
--------        --------------------------------------------------------------------   ----------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------
                FINANCE--CONTINUED
                --------------------------------------------------------------------
     300        Providian Corp.                                                        $   17,325
                --------------------------------------------------------------------
     600        Star Banc Corp.                                                            25,500
                --------------------------------------------------------------------
     750        Synovus Financial Corp.                                                    18,188
                --------------------------------------------------------------------
     300        Travelers Group, Inc.                                                      16,613
                --------------------------------------------------------------------   ----------
                Total                                                                     431,709
                --------------------------------------------------------------------   ----------
                HEALTH CARE--10.0%
                --------------------------------------------------------------------
     350   (a)  Agouron Pharmaceuticals, Inc.                                              22,400
                --------------------------------------------------------------------
   1,200   (a)  BioChem Pharma, Inc.                                                       21,581
                --------------------------------------------------------------------
     300        CRA Managed Care, Inc.                                                     10,575
                --------------------------------------------------------------------
   1,600   (a)  FPA Medical Management, Inc.                                               26,000
                --------------------------------------------------------------------
     600        HBO & Co.                                                                  32,100
                --------------------------------------------------------------------
     500   (a)  Lincare Holdings, Inc.                                                     19,625
                --------------------------------------------------------------------
     200        Merck & Co., Inc.                                                          18,100
                --------------------------------------------------------------------
   1,600   (a)  NABI, Inc.                                                                  9,600
                --------------------------------------------------------------------
     600        Omnicare, Inc.                                                             14,625
                --------------------------------------------------------------------
   1,200   (a)  Parexel International Corp.                                                33,600
                --------------------------------------------------------------------
   1,000   (a)  Respironics, Inc.                                                          18,625
                --------------------------------------------------------------------
   1,200   (a)  Rotech Medical Corp.                                                       18,900
                --------------------------------------------------------------------
   1,500   (a)  Safeskin Corp.                                                             33,563
                --------------------------------------------------------------------
     400        Teva Pharmaceutical Industries, Ltd., ADR                                  20,300
                --------------------------------------------------------------------   ----------
                Total                                                                     299,594
                --------------------------------------------------------------------   ----------
                PRODUCER MANUFACTURING--6.3%
                --------------------------------------------------------------------
     700   (a)  American Power Conversion Corp.                                            13,475
                --------------------------------------------------------------------
     500        Belden, Inc.                                                               15,375
                --------------------------------------------------------------------
     450        Diebold, Inc.                                                              15,075
                --------------------------------------------------------------------
   1,200   (a)  Lexmark Intl. Group, Class A                                               27,900
                --------------------------------------------------------------------
   1,000        Miller Herman, Inc.                                                        32,375
                --------------------------------------------------------------------
     900   (a)  Tower Automotive, Inc.                                                     33,300
                --------------------------------------------------------------------


FEDERATED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

 SHARES                                                                                  VALUE
--------        --------------------------------------------------------------------   ----------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------
                PRODUCER MANUFACTURING--CONTINUED
                --------------------------------------------------------------------
     800   (a)  U.S. Filter Corp.                                                      $   24,300
                --------------------------------------------------------------------
     500   (a)  U.S. Office Products Co.                                                   12,750
                --------------------------------------------------------------------
     600        Watsco, Inc.                                                               14,925
                --------------------------------------------------------------------   ----------
                Total                                                                     189,475
                --------------------------------------------------------------------   ----------
                RETAIL TRADE--7.7%
                --------------------------------------------------------------------
   1,000   (a)  Borders Group, Inc.                                                        21,250
                --------------------------------------------------------------------
   1,000   (a)  Buckle, Inc.                                                               14,750
                --------------------------------------------------------------------
     700   (a)  Cole National Corp., Class A                                               23,100
                --------------------------------------------------------------------
   1,100   (a)  Finish Line, Inc., Class A                                                 11,344
                --------------------------------------------------------------------
   1,600   (a)  Genesco, Inc.                                                              18,600
                --------------------------------------------------------------------
   1,600   (a)  Just For Feet, Inc.                                                        25,400
                --------------------------------------------------------------------
   1,200        Lands' End, Inc.                                                           32,100
                --------------------------------------------------------------------
     900   (a)  Pacific Sunwear of California                                              28,125
                --------------------------------------------------------------------
     427   (a)  Safeway, Inc.                                                              19,068
                --------------------------------------------------------------------
     600        Smith's Food & Drug Centers, Inc., Class B                                 20,100
                --------------------------------------------------------------------
     400        Tiffany & Co.                                                              15,850
                --------------------------------------------------------------------   ----------
                Total                                                                     229,687
                --------------------------------------------------------------------   ----------
                SERVICES--7.4%
                --------------------------------------------------------------------
   1,200   (a)  All American Communications, Inc.                                          14,850
                --------------------------------------------------------------------
     700        Amresco, Inc.                                                              10,194
                --------------------------------------------------------------------
     800   (a)  Boston Chicken, Inc.                                                       19,100
                --------------------------------------------------------------------
   1,250        CKE Restaurants, Inc.                                                      24,531
                --------------------------------------------------------------------
     800   (a)  Consolidated Graphics, Inc.                                                19,500
                --------------------------------------------------------------------
     600   (a)  Corestaff, Inc.                                                            10,425
                --------------------------------------------------------------------
     900        G & K Services, Inc., Class A                                              26,100
                --------------------------------------------------------------------
   1,500   (a)  Garden Fresh Restaurant Corp.                                              15,750
                --------------------------------------------------------------------
     600        Norrell Corp.                                                              15,825
                --------------------------------------------------------------------
   1,800   (a)  Philip Environmental, Inc.                                                 28,350
                --------------------------------------------------------------------


FEDERATED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

 SHARES                                                                                  VALUE
--------        --------------------------------------------------------------------   ----------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------
                SERVICES--CONTINUED
                --------------------------------------------------------------------
   1,000   (a)  Renaissance Solutions, Inc.                                            $   21,750
                --------------------------------------------------------------------
     400   (a)  Robert Half International, Inc.                                            15,700
                --------------------------------------------------------------------   ----------
                Total                                                                     222,075
                --------------------------------------------------------------------   ----------
                TECHNOLOGY--30.3%
                --------------------------------------------------------------------
     500   (a)  ADC Telecommunications, Inc.                                               13,063
                --------------------------------------------------------------------
     700        Adobe System, Inc.                                                         27,388
                --------------------------------------------------------------------
     400   (a)  Altera Corp.                                                               19,825
                --------------------------------------------------------------------
   1,100        Anadigics, Inc.                                                            31,075
                --------------------------------------------------------------------
     600   (a)  Applied Magnetics Corp.                                                    15,075
                --------------------------------------------------------------------
     700   (a)  Ascend Communications                                                      32,025
                --------------------------------------------------------------------
   1,900   (a)  BA Merchant Services, Inc., Class A                                        26,600
                --------------------------------------------------------------------
     400   (a)  BMC Software, Inc.                                                         17,300
                --------------------------------------------------------------------
     500   (a)  Baan Co. NV                                                                26,875
                --------------------------------------------------------------------
     300   (a)  CBT Group PLC, ADR                                                         14,588
                --------------------------------------------------------------------
     400   (a)  Cadence Design Systems, Inc.                                               12,800
                --------------------------------------------------------------------
   1,100   (a)  Cambridge Technology Partners, Inc.                                        29,288
                --------------------------------------------------------------------
   1,200   (a)  Cognos, Inc.                                                               30,450
                --------------------------------------------------------------------
     400   (a)  Compaq Computer Corp.                                                      34,150
                --------------------------------------------------------------------
     600   (a)  Compuware Corp.                                                            22,650
                --------------------------------------------------------------------
     500   (a)  Comverse Technology, Inc.                                                  19,625
                --------------------------------------------------------------------
     400   (a)  Dell Computer Corp.                                                        33,475
                --------------------------------------------------------------------
     400   (a)  Dupont Photomasks, Inc.                                                    19,150
                --------------------------------------------------------------------
   2,100   (a)  Harmonic Lightwaves, Inc.                                                  34,650
                --------------------------------------------------------------------
     200        Intel Corp.                                                                30,625
                --------------------------------------------------------------------
   1,600   (a)  Mastech Corp.                                                              18,400
                --------------------------------------------------------------------
     800   (a)  Micron Electronics, Inc.                                                   16,300
                --------------------------------------------------------------------
     900   (a)  National Semiconductor Corp.                                               22,500
                --------------------------------------------------------------------
     300        OY Nokia AB, Class A, ADR                                                  19,388
                --------------------------------------------------------------------


FEDERATED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

 SHARES                                                                                  VALUE
--------        --------------------------------------------------------------------   ----------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------
                TECHNOLOGY--CONTINUED
                --------------------------------------------------------------------
   1,000   (a)  P-COM, Inc.                                                            $   28,625
                --------------------------------------------------------------------
   1,200   (a)  Pairgain Technologies, Inc.                                                31,200
                --------------------------------------------------------------------
     500   (a)  Perceptron, Inc.                                                           14,125
                --------------------------------------------------------------------
     400        Perkin-Elmer Corp.                                                         29,050
                --------------------------------------------------------------------
   1,000   (a)  Project Software & Development, Inc.                                       13,375
                --------------------------------------------------------------------
     700   (a)  Proxim, Inc.                                                               14,088
                --------------------------------------------------------------------
   1,000   (a)  SPSS, Inc.                                                                 26,500
                --------------------------------------------------------------------
     600   (a)  Sanmina Corp.                                                              30,000
                --------------------------------------------------------------------
   1,400   (a)  Scopus Technology, Inc.                                                    37,450
                --------------------------------------------------------------------
     800        Storage Technology Corp.                                                   28,100
                --------------------------------------------------------------------
   1,000   (a)  Sun Microsystems, Inc.                                                     28,813
                --------------------------------------------------------------------
     500   (a)  Western Digital Corp.                                                      30,813
                --------------------------------------------------------------------
   1,250   (a)  Wind River Systems, Inc.                                                   28,750
                --------------------------------------------------------------------   ----------
                Total                                                                     908,154
                --------------------------------------------------------------------   ----------
                TRANSPORTATION--1.4%
                --------------------------------------------------------------------
     300   (a)  UAL Corp.                                                                  22,313
                --------------------------------------------------------------------
   1,100   (a)  Yellow Corp.                                                               21,175
                --------------------------------------------------------------------   ----------
                Total                                                                      43,488
                --------------------------------------------------------------------   ----------
                UTILITIES--0.8%
                --------------------------------------------------------------------
   1,000   (a)  Premiere Technologies, Inc.                                                23,875
                --------------------------------------------------------------------   ----------
                TOTAL COMMON STOCKS (IDENTIFIED COST $2,925,804)                        2,872,996
                --------------------------------------------------------------------   ----------


FEDERATED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                                   VALUE
----------        --------------------------------------------------------------------   ----------
(B) REPURCHASE AGREEMENT--7.2%
--------------------------------------------------------------------------------------
 $215,000         BT Securities Corporation, 5.43%, dated 4/30/1997, due 5/1/1997 (AT
                  AMORTIZED COST)                                                           215,000
                  --------------------------------------------------------------------   ----------
                  TOTAL INVESTMENTS (IDENTIFIED COST $3,140,804)(C)                      $3,087,996
                  --------------------------------------------------------------------   ----------

(a) Non-income producing security.

(b) The repurchase agreement is fully collateralized by U.S.
    government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(c) The cost of investments for federal tax purposes amounts to $3,140,804. The net unrealized depreciation of investments on a federal tax basis amounts to $52,808 which is comprised of $179,476 appreciation and $232,284 depreciation at April 30, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($2,999,359) at April 30, 1997.

The following acronyms are used throughout this portfolio:

ADR   -- American Depositary Receipt
PLC   -- Public Limited Company

(See Notes which are an integral part of the Financial Statements)


FEDERATED AGGRESSIVE GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $3,140,804)                 $3,087,996
-------------------------------------------------------------------------------------------
Cash                                                                                                  445
-------------------------------------------------------------------------------------------
Income receivable                                                                                     431
-------------------------------------------------------------------------------------------
Receivable for investments sold                                                                     6,384
-------------------------------------------------------------------------------------------
Receivable for shares sold                                                                         26,558
-------------------------------------------------------------------------------------------    ----------
    Total assets                                                                                3,121,814
-------------------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------------------
Payable for investments purchased                                                   $97,564
---------------------------------------------------------------------------------
Accrued expenses                                                                     24,891
---------------------------------------------------------------------------------   -------
    Total liabilities                                                                             122,455
-------------------------------------------------------------------------------------------    ----------
Net Assets for 326,217 shares outstanding                                                      $2,999,359
-------------------------------------------------------------------------------------------    ----------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------
Paid in capital                                                                                $3,207,161
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                                        (52,808)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                     (142,407)
-------------------------------------------------------------------------------------------
Distributions in excess of net investment income                                                  (12,587)
-------------------------------------------------------------------------------------------    ----------
    Total Net Assets                                                                           $2,999,359
-------------------------------------------------------------------------------------------    ----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
-------------------------------------------------------------------------------------------
CLASS A SHARES:
-------------------------------------------------------------------------------------------
Net Asset Value Per Share ($933,430 / 101,492 shares outstanding)                                   $9.20
-------------------------------------------------------------------------------------------    ----------
Offering Price Per Share (100/94.50 of $9.20)*                                                      $9.74
-------------------------------------------------------------------------------------------    ----------
Redemption Proceeds Per Share                                                                       $9.20
-------------------------------------------------------------------------------------------    ----------
CLASS B SHARES:
-------------------------------------------------------------------------------------------
Net Asset Value Per Share ($1,929,550 / 209,839 shares outstanding)                                 $9.20
-------------------------------------------------------------------------------------------    ----------
Offering Price Per Share                                                                            $9.20
-------------------------------------------------------------------------------------------    ----------
Redemption Proceeds Per Share (94.50/100 of $9.20)**                                                $8.69
-------------------------------------------------------------------------------------------    ----------
CLASS C SHARES:
-------------------------------------------------------------------------------------------
Net Asset Value Per Share ($136,379 / 14,886 shares outstanding)                                    $9.16
-------------------------------------------------------------------------------------------    ----------
Offering Price Per Share                                                                            $9.16
-------------------------------------------------------------------------------------------    ----------
Redemption Proceeds Per Share (99.00/100 of $9.16)**                                                $9.07
-------------------------------------------------------------------------------------------    ----------

 * See "How to Purchase Shares" in the Prospectus.

** See "Contingent Deferred Sales Charge" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


FEDERATED AGGRESSIVE GROWTH FUND
STATEMENT OF OPERATIONS
PERIOD ENDED APRIL 30, 1997* (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
---------------------------------------------------------------------------------------------
Dividends                                                                                        $    9,228
---------------------------------------------------------------------------------------------
Interest                                                                                              3,939
---------------------------------------------------------------------------------------------     ---------
    Total income                                                                                     13,167
---------------------------------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------------------------------
Investment advisory fee                                                             $  11,364
--------------------------------------------------------------------------------
Administrative personnel and services fee                                              82,609
--------------------------------------------------------------------------------
Custodian fees                                                                         14,576
--------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                               21,891
--------------------------------------------------------------------------------
Legal fees                                                                              1,119
--------------------------------------------------------------------------------
Portfolio accounting fees                                                              28,917
--------------------------------------------------------------------------------
Distribution services fee--Class B Shares                                               3,487
--------------------------------------------------------------------------------
Distribution services fee--Class C Shares                                                 405
--------------------------------------------------------------------------------
Shareholder services fee--Class A Shares                                                1,543
--------------------------------------------------------------------------------
Shareholder services fee--Class B Shares                                                1,162
--------------------------------------------------------------------------------
Shareholder services fee--Class C Shares                                                  135
--------------------------------------------------------------------------------
Share registration costs                                                               27,866
--------------------------------------------------------------------------------
Printing and postage                                                                   11,037
--------------------------------------------------------------------------------
Insurance premiums                                                                      2,313
--------------------------------------------------------------------------------
Taxes                                                                                   2,313
--------------------------------------------------------------------------------
Miscellaneous                                                                           4,563
--------------------------------------------------------------------------------    ---------
    Total expenses                                                                    215,300
--------------------------------------------------------------------------------
Waivers and reimbursements--
--------------------------------------------------------------------
  Waiver of investment advisory fee                                    $ (11,364)
--------------------------------------------------------------------
  Reimbursement of other operating expenses                             (180,112)
--------------------------------------------------------------------   ---------
    Total waivers and reimbursements                                                 (191,476)
--------------------------------------------------------------------------------    ---------
         Net expenses                                                                                23,824
---------------------------------------------------------------------------------------------     ---------
             Net operating loss                                                                     (10,657)
---------------------------------------------------------------------------------------------     ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
---------------------------------------------------------------------------------------------
Net realized loss on investments                                                                   (142,407)
---------------------------------------------------------------------------------------------
Net change in unrealized depreciation of investments                                                (52,808)
---------------------------------------------------------------------------------------------     ---------
    Net realized and unrealized loss on investments                                                (195,215)
---------------------------------------------------------------------------------------------     ---------
         Change in net assets resulting from operations                                          $ (205,872)
---------------------------------------------------------------------------------------------     ---------

* For the period from November 25, 1996 (date of initial public investment) to April 30, 1997.

(See Notes which are an integral part of the Financial Statements)


FEDERATED AGGRESSIVE GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                PERIOD ENDED
                                                                                 (UNAUDITED)
                                                                               APRIL 30, 1997*
                                                                              -----------------
INCREASE (DECREASE) IN NET ASSETS:
---------------------------------------------------------------------------
OPERATIONS--
---------------------------------------------------------------------------
Net operating loss                                                               $   (10,657)
---------------------------------------------------------------------------
Net realized gain (loss) on investments ($142,407 net loss as computed for
federal tax purposes)                                                               (142,407)
---------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                 (52,808)
---------------------------------------------------------------------------   ---------------
     Change in net assets resulting from operations                                 (205,872)
---------------------------------------------------------------------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
---------------------------------------------------------------------------
Distributions from net investment income
---------------------------------------------------------------------------
  Class A Shares                                                                      (1,722)
---------------------------------------------------------------------------
  Class B Shares                                                                        (165)
---------------------------------------------------------------------------
  Class C Shares                                                                         (43)
---------------------------------------------------------------------------   ---------------
     Change in net assets resulting from distributions to shareholders                (1,930)
---------------------------------------------------------------------------   ---------------
SHARE TRANSACTIONS--
---------------------------------------------------------------------------
Proceeds from sale of shares                                                       6,061,015
---------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                                   391
---------------------------------------------------------------------------
Cost of shares redeemed                                                           (2,854,245)
---------------------------------------------------------------------------   ---------------
     Change in net assets resulting from share transactions                        3,207,161
---------------------------------------------------------------------------   ---------------
          Change in net assets                                                     2,999,359
---------------------------------------------------------------------------
NET ASSETS:
---------------------------------------------------------------------------
Beginning of period                                                                       --
---------------------------------------------------------------------------   ---------------
End of period                                                                    $ 2,999,359
---------------------------------------------------------------------------   ---------------

* For the period from November 25, 1996 (date of initial public investment) to April 30, 1997.

(See Notes which are an integral part of the Financial Statements)


FEDERATED AGGRESSIVE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Aggressive Growth Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The Fund offers three classes of shares: Class A Shares, Class B
Shares and Class C Shares. The investment objective of the Fund is to provide appreciation of capital.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.


FEDERATED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

                                                                            APRIL 30, 1997*
                                                                        -----------------------
                           CLASS A SHARES                                SHARES       AMOUNT
---------------------------------------------------------------------   --------    -----------
Shares sold                                                              369,553    $ 3,677,371
---------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared            19            184
---------------------------------------------------------------------
Shares redeemed                                                         (268,080)    (2,686,314)
---------------------------------------------------------------------   --------    -----------
  Net change resulting from Class A share transactions                   101,492    $   991,241
---------------------------------------------------------------------   --------    -----------

                                                                            APRIL 30, 1997*
                                                                        -----------------------
                           CLASS B SHARES                                SHARES       AMOUNT
---------------------------------------------------------------------   --------    -----------
Shares sold                                                              215,310    $ 2,125,003
---------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared            17            164
---------------------------------------------------------------------
Shares redeemed                                                           (5,488)       (54,594)
---------------------------------------------------------------------   --------    -----------
  Net change resulting from Class B share transactions                   209,839    $ 2,070,573
---------------------------------------------------------------------   --------    -----------


FEDERATED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                            APRIL 30, 1997*
                                                                        -----------------------
                           CLASS C SHARES                                SHARES       AMOUNT
---------------------------------------------------------------------   --------    -----------
Shares sold                                                               26,163    $   258,641
---------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared             4             43
---------------------------------------------------------------------
Shares redeemed                                                          (11,281)      (113,337)
---------------------------------------------------------------------   --------    -----------
  Net change resulting from Class C share transactions                    14,886    $   145,347
---------------------------------------------------------------------   --------    -----------
     Net change resulting from share transactions                        326,217      3,207,161
---------------------------------------------------------------------   --------    -----------

*For the period from November 25, 1996 (date of initial public investment) to April 30, 1997.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 1.00% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses annually according to the following schedule.

 SHARE CLASS NAME       % OF AVG. DAILY NET ASSETS OF CLASS
------------------     --------------------------------------
  Class A Shares                       0.25%
  Class B Shares                       0.75%
  Class C Shares                       0.75%

The Class A Shares have no present intention of paying or accruing the 12b-1 fee during the fiscal year ending October 31, 1997.


SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), each class of shares will pay FSS up to 0.25% of its average daily net assets for



FEDERATED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses of $67,311 were borne initially by the Adviser.

The Fund has agreed to reimburse the Adviser for the organizational expenses during the five year period following the Fund's effective date. For the period ended April 30, 1997, the Fund paid $0 pursuant to this agreement.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended April 30, 1997, were as follows:

--------------------------------------------------------------------------------
PURCHASES                                                                          $4,753,602
--------------------------------------------------------------------------------   ----------
SALES                                                                              $1,685,028
--------------------------------------------------------------------------------   ----------


TRUSTEES                                        OFFICERS
--------------------------------------------------------------------------------
John F. Donahue                                 John F. Donahue
Thomas G. Bigley                                Chairman
John T. Conroy, Jr.                             Glen R. Johnson
William J. Copeland                             President
James E. Dowd                                   J. Christopher Donahue
Lawrence D. Ellis, M.D.                         Executive Vice President
Edward L. Flaherty, Jr.                         Edward C. Gonzales
Peter E. Madden                                 Executive Vice President
Gregor F. Meyer                                 John W. McGonigle
John E. Murray, Jr.                             Executive Vice President,
Wesley W. Posvar                                Secretary and Treasurer
Marjorie P. Smuts                               Richard B. Fisher
                                                Vice President
                                                S. Elliott Cohan
                                                Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.






FEDERATED AGGRESSIVE GROWTH FUND
Class A Shares
Class B Shares
Class C Shares
(A Portfolio of Federated Equity Funds)
Supplement to Statement of Additional Information dated November 15, 1996


A. Please delete the last sentence of the section entitled "Portfolio Turnover" on page 4 of the Statement of Additional Information and replace it with the following two sentences.

      "For the period from November 25, 1996 (date of initial public investment) to April 30, 1997, the Fund's portfolio turnover rate was 67%."

B. Please insert the following directly after the section entitled "Federated Equity Funds Management" which begins on page 8 of the Statement of Additional Information. "Fund Ownership Officers and Directors own less than 1% of the Fund's outstanding shares.
         As of May 7, 1997, the following shareholders of record owned 5% or more of the outstanding Class A Shares of the Fund: BHC Securities Inc., Philadelphia, Pennsylvania, owned approximately 9,722.1440 shares (9.46%); Randall and Barbara Russell, Pittsburgh, Pennsylvania, owned approximately 7,238.2450 shares (7.04%); Donaldson Lufkin Jenrette, Jersey City, New Jersey, owned approximately 7,028.3490 (6.84%); and Edward D. Jones & Co. F/A/O Ruth Bartle, Maryland Heights, Missouri, owned approximately 5,263.1580 (5.12%).
         As of May 7, 1997, the following shareholders of record owned 5% or more of the outstanding Class C Shares of the Fund: State Street Bank & Trust Custodian for the IRA Rollover of Dale E. Stitzel, Hamilton, Ohio, owned approximately 2,527.8060 shares (16.78%); State Street Bank & Trust Custodian for the IRA Rollover of Robert L. Hoffman, Hamilton, Ohio, owned approximately 1,503.8400 shares (9.98%); MLPF&S for the Sole Benefit of Its Customers, Jacksonville, Florida, owned approximately 1,156.0000 shares (7.67%); and Edward D. Jones & Co. F/A/O Sidney J. Miles, Maryland Heights, Missouri owned approximately 753.5330 shares (5.00%)."

C. Please delete the section entitled "Trustees Compensation" on page 12 of the Statement of Additional Information and replace with the following. "Trustees Compensation



                                        Aggregate
Name,                                   Compensation
Position With the                       From the                           Total Compensation Paid
Trust                                   Trust*#                            From Fund Complex+



John F. Donahue                          $0                                $0 for the Trust and 56 other investment
Chairman and Trustee                                                       companies in the Fund Complex

Thomas G. Bigley                         $1,312.97                         $108,725 for the Trust and 56 other investment
Trustee                                                                    companies in the Fund Complex

John T. Conroy, Jr.                      $1,439.95                         $119,615 for the Trust and 56 other investment
Trustee                                                                     companies in the Fund Complex

William J. Copeland                      $1,439.95                         $119,615 for the Trust and 56 other investment
Trustee                                                                    companies in the Fund Complex

James E. Dowd                            $1,439.95                         $119,615 for the Trust and 56 other investment
Trustee                                                                    companies in the Fund Complex

Lawrence D. Ellis, M. D.                 $1,312.97                         $108,725 for the Trust and 56 other investment
Trustee                                                                    companies in the Fund Complex

Edward L. Flaherty, Jr.                  $1,439.95                         $119,615 for the Trust and 56 other investment
Trustee                                                                    companies in the Fund Complex

Peter E. Madden                          $1,312.97                         $108,725 for the Trust and 56 other investment
Trustee                                                                    companies in the Fund Complex

Gregor F. Meyer                          $1,312.97                         $108,725 for the Trust and 56 other investment
Trustee                                                                    companies in the Fund Complex

John E. Murray, Jr.                      $1,312.97                         $108,725 for the Trust and 56 other investment
Trustee                                                                    companies in the Fund Complex

Wesley W. Posvar                         $1,312.97                         $108,725 for the Trust and 56 other investment
Trustee                                                                    companies in the Fund Complex

Marjorie P. Smuts                        $1,312.97                         $108,725 for the Trust and 56 other investment
Trustee                                                                    companies in the Fund Complex



* Information is furnished for the fiscal year ended October 31, 1996.

# The aggregate compensation is provided for the Trust which is comprised of 4 portfolios.

+ The information is provided for the last calendar year."


D. Please insert the following as the second paragraph of the section entitled "Advisory Fees" which begins on page 13 of the Statement of Additional Information.

      "For the period from November 25, 1996 (date of initial public investment) to April 30, 1997, the Adviser earned management and advisory fees of $11,364, all of which was waived."

E. Please insert the following as the final paragraph of the section entitled "Brokerage Transactions" on page 13 of the Statement of Additional Information.

         "For the period from November 25, 1996 (date of initial public investment) to April 30, 1997, the Fund paid brokerage commissions in the amount of $6,889."


F. Please insert the following information as a second paragraph under the sub-section entitled "Fund Administration" on page 13 of the Statement of Additional Information.

         "From the Fund's effective date, November 18, 1996 to April 30, 1997, the Fund incurred costs for administrative services  of $82,609."

G. Please add the following as the fourth paragraph of the sub-section entitled "Distribution Plan and Shareholder

         Services Agreement" on page 14 of the Statement of Additional Information.

         "For the period from November 25, 1996 (date of initial public investment) to April 30, 1997, payments in the amount of $3,487 and $405 on behalf of Class B Shares and Class C Shares, respectively, were made pursuant to the Plan. In addition, for the same period, the Fund paid shareholder services fees for Class A Shares, Class B Shares, and Class C Shares in the amounts of $1,543, $1,162 and $135, respectively."

H. Please insert the following as the third paragraph of the section entitled "Total Return" on page 16 of the Statement of Additional Information.

         "The Fund's cumulative total return for the Class A Shares for the period between November 25, 1996 (date of initial public investment) and April 30, 1997 was -12.97%.

         The Fund's cumulative total return for the Class B Shares for the period between November 25, 1996 (date of initial public  investment) and April 30, 1997 was -13.06%.

         The Fund's cumulative total return for the Class C Shares for the period between November 25, 1996 (date of initial public investment) and April 30, 1997 was -9.27%."




May 30, 1997






FEDERATED INVESTORS
Federated Securities Corp., Distributor



Cusip 314172875
Cusip 314172867
Cusip 314172859
G02072-02(5/97)